Business, Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, Plant and Equipment Useful Lives
As of December 31, 2013 and 2012, total cost basis was $451.5 and $463.5, respectively. As of December 31, 2013 and 2012, total accumulated depreciation was $313.0 and $305.1, respectively. For the years ended December 31, 2013, 2012 and 2011, depreciation expense was $33.7, $36.9 and $36.2, respectively, and included in Operating expenses in the Consolidated Statements of Operations.